Organization and Significant Accounting Policies (Details) (USD $)	12 Months Ended			131 Months Ended																						12 Months Ended								12 Months Ended								12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Jun. 30, 2008	Mar. 31, 2008	Dec. 31, 2007	Sep. 30, 2007	May 31, 2006	Mar. 31, 2006	Dec. 31, 2005	Sep. 30, 2005	Jun. 30, 2005	Mar. 31, 2005	Dec. 31, 2004	Nov. 26, 2004	Nov. 16, 2004	Dec. 31, 2003	Nov. 19, 2003	Nov. 26, 2002	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2010 Maximum [Member]	Mar. 31, 2011 Maximum [Member]	Mar. 31, 2010 Maximum [Member]	Dec. 31, 2009 Maximum [Member]	Dec. 31, 2008 Maximum [Member]	Nov. 30, 2005 Maximum [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2010 Minimum [Member]	Mar. 31, 2011 Minimum [Member]	Mar. 31, 2010 Minimum [Member]	Dec. 31, 2009 Minimum [Member]	Dec. 31, 2008 Minimum [Member]	Nov. 30, 2005 Minimum [Member]	Dec. 31, 2012 Series A and Series C Warrants [Member]	Dec. 31, 2011 Series A and Series C Warrants [Member]	Dec. 31, 2010 Series A and Series C Warrants [Member]	Dec. 31, 2012 Convertible Preferred Stock [Member]	Dec. 31, 2011 Convertible Preferred Stock [Member]	Dec. 31, 2010 Convertible Preferred Stock [Member]	Dec. 31, 2011 Options [Member]	Dec. 31, 2010 Options [Member]	Dec. 31, 2009 Options [Member]	Dec. 31, 2012 Computer laboratory Equipment [Member]	Dec. 31, 2012 Furniture and Fixtures [Member]	Dec. 31, 2012 Patents [Member]	Dec. 31, 2012 Patents [Member] Maximum [Member]	Dec. 31, 2012 Patents [Member] Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of the assets																																																			5 years	7 years
Remaining lives of the patents																																																						9 years	4 years
Annual amortization of patents in 2017																																																					$ 659,000
Amortization of patents	671,120	671,120	671,120	6,789,497																																																	671,000
Potential common shares excluded from convertible preferred shares																																										30,038,017	25,119,247	15,422,719	2,478,185	3,531,665	5,389,998	14,890,956	11,907,622	15,140,956
Actual price of warrants exercised					1.00	0.935	0.98	0.935	0.935	1.00	1.00	0.50	1.00	2.13	0.935	0.935	0.935	1.00	1.00	1.00	1.00	1.00	1.25	1.00	0.001	0.47			0.78	1.01	0.63	1.03	1.23	0.24			0.26	0.43	0.48	0.58	0.98	1.12			1.00
Weighted average term	2 years 2 months 12 days	3 years 2 months 12 days																																								3 years	4 years
Probability that the warrant exercise price would be reset	5.00%	5.00%																																								5.00%	5.00%
Volatility that the warrant exercise price would be reset		66.69%																								87.00%	91.00%	94.00%						83.00%	87.00%	91.00%							66.69%
Risk free interest rate	0.25%	0.595%	0.25%																																							0.675%	0.83%
Minimum range of risk free interest rate																																										0.36%
Maximum range of risk free interest rate	0.36%																																									0.25%
Minimum volatility range that the warrant exercise price																																		58.90%								58.90%
Maximum volatility range that the warrant exercise price would be reset																										63.40%																63.40%
Organization and Significant Accounting Policies (Textual) [Abstract]
Material Revenue	0
Maturity of highly liquid investments	three months or less
Amount of insurance coverage	250,000
Impairment	0
Expected annual amortization of patents	next four years
Recognized income tax positions measured	50.00%
Income taxes, interest or penalties incurred	0	0	0
Common stock shares	118,427,925	110,596,798	2,048,671	118,427,925	45,843
Reduced amount of deferred tax asset	$ 0			$ 0